Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash, cash equivalents, restricted cash and cash associated with assets held for sale consists of:
Cash	$ 344	$ 191
Short-term investments	5	5
Restricted cash	16	17
Cash associated with assets held for sale	6	8
Cash, cash equivalents, restricted cash and cash associated with assets held for sale	$ 371	$ 221